Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net sales	$ 8,253.7	$ 8,073.7	$ 8,981.8
Cost of goods sold (exclusive of depreciation)	6,448.2	6,346.6	7,182.7
Operating expenses:
Outbound freight and handling	292.0	286.6	324.6
Warehousing, selling and administrative	919.7	893.1	901.2
Other operating expenses, net	55.4	37.2	89.0
Depreciation	135.0	152.3	136.5
Amortization	65.4	85.6	88.5
Impairment charges	0.0	133.9	0.0
Total operating expenses	1,467.5	1,588.7	1,539.8
Operating income	338.0	138.4	259.3
Other (expense) income:
Interest income	4.0	3.9	4.3
Interest expense	(152.0)	(163.8)	(211.3)
Loss on extinguishment of debt	(3.8)	0.0	(12.1)
Other expense, net	(17.4)	(58.1)	(13.5)
Total other expense	(169.2)	(218.0)	(232.6)
Income (loss) before income taxes	168.8	(79.6)	26.7
Income tax expense (benefit)	49.0	(11.2)	10.2
Net income (loss)	$ 119.8	$ (68.4)	$ 16.5
Income (loss) per common share:
Basic (usd per share)	$ 0.85	$ (0.50)	$ 0.14
Diluted (usd per share)	$ 0.85	$ (0.50)	$ 0.14
Weighted average common shares outstanding:
Basic (in shares)	140.2	137.8	119.6
Diluted (in shares)	141.4	137.8	120.1